Other Assets (Tables)	12 Months Ended
Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
Schedule of Other Assets and Investments	Other assets consisted of the following:

	As of December 31,
	2015	2014
Deferred financing costs	$12.7	$16.8
Deferred tax assets	20.7	20.4
Other assets	12.0	20.8
	$45.4	$58.0